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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               ----------

This  Amendment  (Check only one.):  [ ] is a  restatement
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Specialty Underwriters Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 28-12741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: President and Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:

/s/ Kenneth W. Stecher               Fairfield, Ohio      August 8, 2008
--------------------------------     ---------------      ---------------
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                       1
                                               ----------

Form 13F Information Table Entry Total:                 4
                                               ----------

Form 13F Information Table Value Total             40,374
                                               ----------
                                               (thousands)

List of Other Included Managers:

No.     File No.                  Name
---    ---------      ---------------------------------
01     028-10798      Cincinnati Financial Corporation

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
                                                                   COLUMN 5        COLUMN 6
                                 COLUMN 2    COLUMN 3   COLUMN 4   SHARES/   SH/  INVESTMENT    COLUMN 7  COLUMN 8
ISSUER                        TITLE OF CLASS   CUSIP   FMV (000)  PRINCIPAL  PRN      DIS       OTH MGRS    SOLE     SHARED    NONE
------                        -------------- --------  ---------  ---------  ---  ------------  --------  --------  --------   ----
FIFTH THIRD BANCORP           COMMON         316773100    13,234  1,300,000   SH  SHARED-OTHER     01        --     1,300,000   --
JOHNSON & JOHNSON             COMMON         478160104     9,651    150,000   SH  SHARED-OTHER     01        --       150,000   --
PROCTER & GAMBLE CORPORATION  COMMON         742718109     9,122    150,000   SH  SHARED-OTHER     01        --       150,000   --
U S BANCORP                   COMMON         902973304     8,367    300,000   SH  SHARED-OTHER     01        --       300,000   --
                                                          40,374

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